Loans and Borrowings - Debt Repayments (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 59,250	$ 168,102	$ 159,370
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		59,250	$ 168,102
Loans and borrowings | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		61,222
Loans and borrowings | 2022 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		54,282
Loans and borrowings | 2023 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		2,917
Loans and borrowings | 2024 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		1,602
Loans and borrowings | 2025 | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		1,615
Loans and borrowings | 2026 and beyond | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		806
New revolving credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 50,000
New revolving credit facility | Gross carrying amount | Closing an offering
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 50,000